SHAREHOLDERS' EQUITY - Non-vested Options Activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY.
Non-vested options outstanding (in shares)	1,251,681	1,259,107	216,250
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 2.32	€ 2.32	€ 1.59
Non-vested options granted (in shares)	686,000	571,000	1,392,428
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 4.95	€ 4.33	€ 2.37
Non-vested options vested (in shares)	(691,434)	(543,426)	(329,571)
Non-vested options vested, weighted average grant-date fair value (in EUR per share)	€ 3.22	€ 2.32	€ 2.06
Non-vested options forfeited (in shares)	(45,000)	(35,000)	(20,000)
Non-vested options forfeited, weighted average grant-date fair value (in EUR per share)	€ 3.98	€ 2.80	€ 1.89
Non-vested options outstanding (in shares)	1,201,247	1,251,681	1,259,107
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 4.18	€ 2.32	€ 2.32